FINANCIAL RISK MANAGEMENT - Investment Risk by Country (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / R$	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / CLF	Dec. 31, 2022	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / R$	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / CLF	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / R$	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / CLF	Dec. 31, 2019 CLP ($)
Exchange Rate Risk
Currency variation at closing		855.86	164.03	4.83	0.116			844.69	151.36	8.22	0.123		710.95	136.80	8.44	0.103
Total assets	$ 3,010,700,607						$ 2,946,106,647					$ 2,448,064,400
Total liabilities	2,127,297,955						1,844,693,088					1,616,503,809
Net investment	$ 883,402,652						$ 1,101,413,559					$ 831,560,591					$ 968,903,948
Currency risk | USD
Exchange Rate Risk
Percentage of reasonably possible risk increase	(5.00%)
Currency risk | Brazil
Exchange Rate Risk
Currency variation at closing						8.4
Total assets	$ 949,137,527
Total liabilities	676,923,781
Net investment	$ 272,213,746
Share on income	24.00%
Impact on results for the period	$ (2,548,633)
Impact on equity at closing	(12,962,559)
Currency risk | Argentina
Exchange Rate Risk
Currency variation at closing						(41.3)
Total assets	392,963,540
Total liabilities	163,156,211
Net investment	$ 229,807,329
Share on income	25.70%
Impact on results for the period	$ (1,800,552)
Impact on equity at closing	(10,943,206)
Currency risk | Paraguay
Exchange Rate Risk
Currency variation at closing						(5.0)
Total assets	341,611,741
Total liabilities	56,906,467
Net investment	$ 284,705,274
Share on income	8.00%
Impact on results for the period	$ (2,169,267)
Impact on equity at closing	$ (13,557,394)